Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 200,000	Fees	Canada		Government of Canada	Back River
#: 2
	5,630,000	Fees	Canada	snj:CA-NU	Government of Nunavut	Back River
#: 3
	120,000	Taxes	Colombia	snj:CO-ANT	Community of San Roque	Gramalote
#: 4
	3,640,000	Infrastructure	Colombia	snj:CO-ANT	Community of San Roque	Gramalote
#: 5
	3,760,000		Colombia	snj:CO-ANT	Community of San Roque	Gramalote
#: 6
	1,620,000	Infrastructure	Colombia	snj:CO-ANT	Community of San Roque	Gramalote	Yes	valued at cost
#: 7
	120,000	Fees	Colombia		Government of Colombia, Environmental National Fund	Gramalote
#: 8
	340,000	Infrastructure	Colombia		Government of Colombia, National Police	Gramalote	Yes	valued at cost
#: 9
	390,000	Fees	Mali	snj:ML-1	Community of Kenieba
#: 10
	770,000	Infrastructure	Mali	snj:ML-1	Community of Kenieba	Fekola	Yes	valued at cost
#: 11
	1,160,000		Mali	snj:ML-1	Community of Kenieba
#: 12
	72,060,000	Fees	Mali		Government of Mali, Customs Department
#: 13
	40,390,000	Royalties	Mali		Government of Mali, Land Department	Fekola
#: 14
	37,940,000	Dividends	Mali		Government of Mali, Land Department	Fekola
#: 15
	78,330,000		Mali		Government of Mali, Land Department
#: 16
	193,430,000	Taxes	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola
#: 17
	340,000	Taxes	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola Regional
#: 18
	34,240,000	Royalties	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola
#: 19
	22,720,000	Fees	Mali		Government of Mali, Tax Department of Major Enterprises
#: 20
	107,590,000	Dividends	Mali		Government of Mali, Tax Department of Major Enterprises	Fekola
#: 21
	358,320,000		Mali		Government of Mali, Tax Department of Major Enterprises
#: 22
	330,000	Fees	Mali		Government of Mali, Trade Department
#: 23
	13,700,000	Royalties	Namibia		Government of Namibia, Ministry of Mines and Energy	Otjikoto
#: 24
	4,660,000	Royalties	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto
#: 25
	270,000	Fees	Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto
#: 26
	4,930,000		Namibia		Government of Namibia, Ministry of Finance Customs & Excise	Otjikoto
#: 27
	103,160,000	Taxes	Namibia		Government of Namibia, Ministry of Finance Receiver of Revenue	Otjikoto
#: 28
	250,000	Infrastructure	Namibia		Government of Namibia, Ministry of Education, Arts & Culture	Otjikoto	Yes	valued at cost
#: 29
	320,000	Infrastructure	Namibia		Government of Namibia, Ministry of Health and Social Services	Otjikoto	Yes	valued at cost
#: 30
	280,000	Infrastructure	Namibia		Government of Namibia, Ministry of Urban and Rural Development	Otjikoto	Yes	valued at cost
#: 31
	850,000	Infrastructure	Namibia			Otjikoto	Yes	valued at cost
#: 32
	3,410,000	Infrastructure	Philippines		Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau	Masbate	Yes	valued at cost
#: 33
	120,000	Taxes	Philippines	snj:PH-MAS	Puro Barangay	Masbate
#: 34
	440,000	Infrastructure	Philippines	snj:PH-MAS	Puro Barangay	Masbate	Yes	valued at cost
#: 35
	560,000		Philippines	snj:PH-MAS	Puro Barangay	Masbate
#: 36
	3,850,000	Infrastructure	Philippines			Masbate	Yes	valued at cost
#: 37
	3,110,000	Taxes	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate
#: 38
	10,000	Fees	Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate
#: 39
	3,120,000		Philippines	snj:PH-MAS	Municipality of Aroroy, Municipal Treasurer of Aroroy	Masbate
#: 40
	140,000	Taxes	Philippines		City of Makati, City Treasury of Makati	Masbate
#: 41
	620,000	Taxes	Philippines		Government of Philippines, Bureau of Customs	Masbate
#: 42
	90,000	Fees	Philippines		Government of Philippines, Bureau of Customs	Masbate
#: 43
	710,000		Philippines		Government of Philippines, Bureau of Customs	Masbate
#: 44
	29,350,000	Taxes	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 45
	17,570,000	Royalties	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 46
	540,000	Fees	Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 47
	47,460,000		Philippines		Government of Philippines, Bureau of Internal Revenue	Masbate
#: 48
	870,000	Taxes	Philippines	snj:PH-MAS	Province of Masbate, Provincial Treasurer of Masbate	Masbate
#: 49
	$ 1,960,000	Infrastructure	Colombia			Gramalote	Yes	valued at cost